Condensed Consolidated Statements of Cash Flows - USD ($) shares in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating activities:
Net loss	$ (6,461,000)	$ (7,440,000)	$ (9,115,026)	$ (9,530,256)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	217,000	156,000	222,223	128,808
Stock-based compensation expense	428,000	85,000	124,847	96,013
Amortization of right-of-use assets	124,000	119,000	159,640	142,819
Gain on disposal of assets			(1,863)	0
Changes in operating assets and liabilities:
Accounts receivable	46,000	0	(56,000)
Other receivables	6,000	10,000	4,085	(10,000)
Prepaid expenses			201,440	1,883,294
Prepaid expenses and other current assets	(320,000)	148,000
Accounts payable	(52,000)	(268,000)	(411,808)	318,541
Accrued expenses and other current liabilities	(219,000)	(22,000)	(62,327)	(169,527)
Operating lease liabilities	(122,000)	(118,000)	(158,391)	(115,723)
Net cash used in operating activities	(6,353,000)	(7,330,000)	(9,093,180)	(7,256,031)
Investing activities:
Purchases of property and equipment	(378,000)	(173,000)	(252,017)	(835,099)
Net cash used in investing activities	(378,000)	(173,000)	(252,017)	(835,099)
Financing activities:
Proceeds from issuance of Series Seed-1 Preferred Stock, net of issuance costs			38,200,000	4,986,059
Proceeds from sale of common stock in the Offering, gross	28,395,000	0
Payment of Offering issuance costs	(3,784,000)	0
Proceeds from stock option exercises	24,000	10,000	10,218
Repurchases of common stock	(1,056,000)	0		(30)
Repayment of notes payable and loans assumed from Unite	(370,000)	0
Net cash provided by financing activities	23,209,000	10,000	10,218	4,986,029
Effect of exchange rate changes on cash and cash equivalents	(3,000)	(6,000)	(10,836)	(12,159)
Net increase (decrease) in cash and cash equivalents	16,475,000	(7,499,000)	(9,345,815)	(3,117,260)
Cash and cash equivalents, beginning of year	16,546,908	25,892,723	25,892,723	29,009,983
Cash and cash equivalents, end of year	33,022,000	18,394,000	16,546,908	25,892,723
Supplemental Cash Flow Information [Abstract]
Cash paid for interest	61,000	35,000
Cash paid for income taxes	8,000	7,000
Supplemental disclosure of noncash investing and financing activities:
Remeasurement of operating right-of-use assets and lease liabilities upon lease modification			$ 216,358
Operating right-of-use assets obtained in exchange for new operating lease liabilities				$ 655,872
Conversion of convertible preferred stock into common stock in the reverse recapitalization	$ 38,173,000	$ 0
Placement Agent Warrants earned in the Offering (101,619 warrants shares)	1,462	0
Offering costs included in accounts payable and accrued expenses	$ 898,000	$ 0
Net liabilities assumed from Unite Acquisition 2 Corp. in recapitalization	780,000	0
Property and equipment additions included in accounts payable	$ 26,000	$ 0